REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - Schedule of Long-Term Debt (Q1) (Details) - Affiliated Entity - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 15, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Credit facility and other loans	$ 1,000	$ 1,000		$ 5,150
March 2023 Promissory Note | Promissory Note
Debt Instrument [Line Items]
Credit facility and other loans	$ 1,000	$ 1,000		$ 0
Interest rate	10.00%	10.00%	10.00%